Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

The Partnership is for U.S. GAAP purposes an investment company in accordance with FASB Codification 946 Financial Services – Investment Companies.

Investments

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income, expense and net realized and unrealized gains (losses) from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Income Taxes

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2016 to 2019, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash and Cash Equivalents

Cash and Cash Equivalents — Cash includes cash held at First Republic Bank. Cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund, that is readily convertible to cash and has an original maturity of 90 days or less.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurement topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Basis of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification"). Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

The Partnership is for U.S. GAAP purposes an investment company in accordance with FASB Codification 946 Financial Services – Investment Companies.

Investments

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Income Taxes

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership's income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2016 to 2019, the General Partner has determined that no reserves for uncertain tax positions were required.

Cash and Cash Equivalents

Cash and Cash Equivalents — Cash includes cash held at First Republic Bank. Cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund, that is readily convertible to cash and has an original maturity of 90 days or less. The cash balance includes interest earned during December 2019 at the Cayman Feeder and U.S. Feeder in the amount of $7,714 and $765, respectively. These amounts were transferred from the respective Feeder to the Partnership during January 2020.

Foreign Currency Cash

Foreign Currency Cash — Includes foreign currency cash held at the Partnership's trading counterparties. Foreign cash deficits, if applicable, are presented in the liabilities section of the Statements of Financial Condition.

Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. dollars at the exchange rate prevailing when such transactions occurred.

Management Fees

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2019 and 2018 were as follows:

	Management Fees
	2019	2018

US Feeder	$3,415,443	$3,220,274
Cayman Feeder	4,977,566	4,771,129
Other (1)	129,441	139,524
Total	$8,522,450	$8,130,927

(1)	Direct investors in the Partnership

Selling Commissions

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum. These selling commissions are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, the Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. For the years ended December 31, 2019 and 2018, selling commissions were as follows:

	Selling Commissions
	2019	2018

U.S. Feeder	$3,083,970	$2,939,263
Cayman Feeder	11,186	16,484

Total	$3,095,156	$2,955,747

Operating Expenses

Operating Expenses — The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level and Cayman Feeder level and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder bear any excess over such amounts. The Partnership, the U.S. Feeder, and the Cayman Feeder will pay any extraordinary expenses.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the years ended December 31, 2019 and 2018, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital.

Operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder and Cayman Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2019 and 2018, operating expenses were as follows:

	Operating Expenses
	2019	2018

Partnership	$648,908	$632,495
U.S. Feeder	378,968	401,328
Cayman Feeder	107,665	124,271
Total	$1,135,541	$1,158,094

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2019 and 2018, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership's investments by hierarchical level as of December 31, 2019 and 2018 in valuing the Partnership's investments at fair value. At December 31, 2019 and 2018, the Partnership held no assets or liabilities classified in Level 3.

Financial assets and liabilities at fair value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$540,523,554	$-	$540,523,554

Short-Term Money Market Fund*	53,739,414	-	53,739,414
Exchange-traded futures contracts
Energies	1,488,216	-	1,488,216
Grains	(956,377)	-	(956,377)
Interest rates	1,988,070	-	1,988,070
Livestock	(560)	-	(560)
Metals	1,418,636	-	1,418,636
Softs	(11,671)	-	(11,671)
Stock indices	1,504,174	-	1,504,174

Total exchange-traded futures contracts	5,430,488	-	5,430,488

Over-the-counter forward currency contracts	-	(5,818,429)	(5,818,429)

Total futures and forward currency contracts (2)	5,430,488	(5,818,429)	(387,941)

Total financial assets and liabilities at fair value	$599,693,456	$(5,818,429)	$593,875,027

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$99,835,520
Investments in U.S. Treasury notes			440,688,034
Total investments in U.S. Treasury notes			$540,523,554

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,430,488
Net unrealized depreciation on open futures and forward currency contracts			(5,818,429)
Total net unrealized depreciation on open futures and forward currency contracts			$(387,941)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets at fair value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$408,851,724	$-	$408,851,724

Short-Term Money Market Fund*	51,382,381	-	51,382,381
Exchange-traded futures contracts
Energies	10,890,611	-	10,890,611
Grains	864,739	-	864,739
Interest rates	2,402,342	-	2,402,342
Livestock	1,620	-	1,620
Metals	(279,515)	-	(279,515)
Softs	327,357	-	327,357
Stock indices	(856,099)	-	(856,099)

Total exchange-traded futures contracts	13,351,055	-	13,351,055

Over-the-counter forward currency contracts	-	1,317,942	1,317,942

Total futures and forward currency contracts (2)	13,351,055	1,317,942	14,668,997

Total financial assets and liabilities at fair value	$473,585,160	$1,317,942	$474,903,102

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$72,705,286
Investments in U.S. Treasury notes			336,146,438
Total investments in U.S. Treasury notes			$408,851,724

(2)
Net unrealized appreciation on open futures and forward currency contracts			$15,031,193
Net unrealized depreciation on open futures and forward currency contracts			(362,196)
Total net unrealized appreciation on open futures and forward currency contracts			$14,668,997

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.